The Alger Institutional Funds

111 Fifth Avenue

New York, New York 10003

March 5, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Alger Institutional Funds

(File Nos. 33-68124 and 811-7986)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Institutional Funds (the “Fund”) that the Prospectus and the Statement of Additional Information relating to Alger Capital Appreciation Institutional Fund, Alger Large Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 28 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 28 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on March 1, 2010.

Very truly yours,

/s/ Lisa Moss
Lisa Moss
Assistant Secretary